Retirement Plans - Defined Contribution Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Salaried and Quinnesec hourly employees defined contribution plan
Defined Contribution Plan [Line Items]
Defined contribution plan expense		$ 7.6	$ 8.2	$ 8.4
Defined Contribution Pension Plan 401k
Defined Contribution Plan [Line Items]
Employer matching contribution		8.6	7.6	5.7
Expense reduced by suspension of employer 401(k) matching contributions	$ 2.3
Percentage of employee compensation contributed for setting first tier of employer matching contributions to a 401(k) plan		4.00%
First tier percentage for employer matching contributions to a 401(k) plan		70.00%
Percentage of employee compensation contributed for setting second tier of employer matching contributions to a 401(k) plan		4.00%
Second tier percentage for additional employer matching contributions to a 401(k) plan		60.00%